Parent Company Financials Balance Sheet (details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance Sheet
Total assets	$ 14,687,000,000	$ 10,524,000,000	$ 9,682,000,000	$ 9,903,000,000	$ 7,862,000,000
Cash and Cash Equivalents, at Carrying Value	539,000,000	1,969,000,000		1,132,000,000
Investments in unconsolidated affiliates	315,000,000	357,000,000		392,000,000
Property, Plant and Equipment, Net	776,000,000	645,000,000		628,000,000
Prepaid Expense and Other Assets	792,000,000	682,000,000		678,000,000
Intangible Assets, Net (Excluding Goodwill)	1,715,000,000	619,000,000		651,000,000
Income Taxes Receivable	34,000,000	26,000,000
Total liabilities	7,724,000,000	4,982,000,000		5,154,000,000
Accounts payable and other accrued liabilities	1,474,000,000	1,291,000,000		1,308,000,000
Deferred Tax Liabilities	719,000,000	144,000,000		123,000,000
Notes Payable	3,344,000,000	1,323,000,000		1,344,000,000
Total Fidelity National Financial, Inc. shareholders' equity	5,854,000,000	5,068,000,000		4,268,000,000
Common stock, Class A, $0.0001 par value; authorized, 600,000,000 shares as of December 31, 2013 and 2012; issued 292,289,166 shares and 268,541,117 shares at December 31, 2013 and 2012, respectively	0	0		0
Preferred stock, $0.0001 par value; authorized, 50,000,000 shares; issued and outstanding, none	0	0		0
Additional Paid in Capital, Common Stock	5,500,000,000	4,642,000,000		4,018,000,000
Retained Earnings (Accumulated Deficit)	1,024,000,000	1,096,000,000		849,000,000
Accumulated Other Comprehensive Income (Loss), Net of Tax	37,000,000	37,000,000		59,000,000
Treasury Stock, Value	(707,000,000)	707,000,000		(658,000,000)
Stockholders' Equity Attributable to Noncontrolling Interest	422,000,000	474,000,000		481,000,000
Total equity	6,276,000,000	5,542,000,000		4,749,000,000	3,656,000,000	3,444,000,000
Total liabilities and equity	14,687,000,000	10,524,000,000		9,903,000,000
Parent Company
Balance Sheet
Total assets		6,794,000,000		6,012,000,000
Cash and Cash Equivalents, at Carrying Value		1,105,000,000		322,000,000
Available-for-sale Securities, Fair Value		0		7,000,000
Investments in unconsolidated affiliates		320,000,000		360,000,000
Notes, Loans and Financing Receivable, Net		124,000,000		94,000,000
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures		5,145,000,000		5,199,000,000
Property, Plant and Equipment, Net		7,000,000		9,000,000
Prepaid Expense and Other Assets		20,000,000		4,000,000
Intangible Assets, Net (Excluding Goodwill)		47,000,000		17,000,000
Income Taxes Receivable		26,000,000
Total liabilities		1,252,000,000		1,263,000,000
Accounts payable and other accrued liabilities		125,000,000		57,000,000
Taxes Payable, Current		0		103,000,000
Deferred Tax Liabilities		144,000,000		123,000,000
Notes Payable		983,000,000		980,000,000
Total Fidelity National Financial, Inc. shareholders' equity		5,068,000,000		4,268,000,000
Common stock, Class A, $0.0001 par value; authorized, 600,000,000 shares as of December 31, 2013 and 2012; issued 292,289,166 shares and 268,541,117 shares at December 31, 2013 and 2012, respectively		0		0
Preferred stock, $0.0001 par value; authorized, 50,000,000 shares; issued and outstanding, none		0		0
Additional Paid in Capital, Common Stock		4,642,000,000		4,018,000,000
Retained Earnings (Accumulated Deficit)		1,096,000,000		849,000,000	373,000,000	110,000,000
Accumulated Other Comprehensive Income (Loss), Net of Tax		37,000,000		59,000,000
Treasury Stock, Value		(707,000,000)		(658,000,000)
Stockholders' Equity Attributable to Noncontrolling Interest		474,000,000		481,000,000
Total equity		5,542,000,000		4,749,000,000
Total liabilities and equity		$ 6,794,000,000		$ 6,012,000,000